UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	2/28/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	FEBRUARY 28, 2011

Prudential National Muni Fund, Inc.

Fund Type Municipal bond Objective High level of current income exempt from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

April 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential National Muni Fund, Inc.

Prudential National Muni Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.88%; Class B, 1.08%; Class C, 1.58%; Class Z, 0.58%. Net operating expenses: Class A, 0.83%; Class B, 1.08%; Class C, 1.41%; Class Z, 0.58%, after contractual reduction through 12/31/2011 for Class A and 12/31/2010 for Class C.

Cumulative Total Returns (Without Sales Charges) as of 2/28/11
	Six Months	One Year	Five Years	Ten Years
Class A	–4.28%	0.01%	14.98%	46.35%
Class B	–4.38	–0.22	13.58	42.78
Class C	–4.54	–0.51	12.20	39.30
Class Z	–4.17	0.26	16.44	50.05
Barclays Capital Municipal Bond Index	–3.51	1.72	22.05	59.59
Lipper General Municipal Debt Funds Avg.	–4.37	0.75	13.22	43.22

Average Annual Total Returns (With Sales Charges) as of 3/31/11
		One Year	Five Years	Ten Years
Class A		–4.13%	2.08%	3.34%
Class B		–5.16	2.50	3.51
Class C		–1.64	2.41	3.25
Class Z		0.11	3.18	4.02
Barclays Capital Municipal Bond Index		1.63	4.14	4.66
Lipper General Municipal Debt Funds Avg.		0.41	2.52	3.50

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.00% and a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 0.50% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the graph and tables reflect the share class expense structure in effect at the close of the fiscal period.

2	Visit our website at www.prudentialfunds.com

Benchmark Definitions

Barclays Capital Municipal Bond Index

The Barclays Capital Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Lipper General Municipal Debt Funds Average

The Lipper General Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt issues in the top four credit ratings.

Investors cannot invest directly in an index or average. The returns for the Barclays Capital Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 2/28/11
Massachusetts St., GO, Ser. B, A.G.C., 5.25%, 09/01/24	1.3%
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, NATL 5.00%, 11/15/25	1.3
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C., 5.50%, 07/01/17	1.2
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., Cap. Apprec. McCormick Place Expansion, Ser. A, NATL, 5.25%, 06/15/42	1.0
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev., Hawaiian Elec. Co., Inc. Proj., Ser. C, A.M.B.A.C., A.M.T., 6.20%, 11/01/29	1.0

Issues are subject to change.

Distributions and Yields as of 2/28/11
	Total Dividends Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield* at Federal Tax Rates of
			33%	35%
Class A	$0.30	3.76%	5.61%	5.78%
Class B	0.28	3.66	5.46	5.63
Class C	0.26	3.17	4.73	4.88
Class Z	0.32	4.17	6.22	6.42

* Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Prudential National Muni Fund, Inc.	3

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 2/28/11
Aaa	4.1%
Aa	44.5
A	32.6
Baa	13.5
Ba	1.0
Less than Caa	0.1
Not Rated	3.2
Total Investments	99.0
Other assets in excess of liabilities	1.0
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2010, at the beginning of the period, and held through the six-month period ended February 28, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential National Muni Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential National Muni Fund, Inc.		Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$957.20	0.83%	$4.03
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

Class B	Actual	$1,000.00	$956.20	1.08%	$5.24
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

Class C	Actual	$1,000.00	$954.60	1.41%	$6.83
	Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05

Class Z	Actual	$1,000.00	$958.30	0.58%	$2.82
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2011, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of February 28, 2011 (Unaudited)

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 98.8%

Alaska 0.3%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(b)	5.000%	06/01/18	$2,000	$2,088,960

Arizona 2.9%
Arizona Health Facs. Auth. Rev., Banner Health, Ser. D	A+(b)	5.500	01/01/38	2,500	2,411,525
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, A.G.C.	Aa3	5.250	10/01/28	2,000	2,024,720
Arizona St. Trans. Brd. Excise Tax Rev., Maricopa Cnty. Regl. Area Rd.	Aa1	5.000	07/01/25	2,000	2,133,260
Maricopa Cnty. Indl. Dev. Auth. Health Facs. Rev., Catholic Healthcare West, Ser. A	A2	5.250	07/01/32	2,500	2,301,150
Maricopa Cnty. Poll. Ctl. Corp., Poll. Ctl. Rev., Rfdg. South Calif. Edl. Co., Rmkt., Ser. A	A1	5.000	06/01/35	1,250	1,202,338
Phoenix Civic Impt. Corp., Arpt. Rev., Jr. Lien., Ser. A	A1	5.000	07/01/40	1,500	1,347,165
Wtr. Sys. Rev., Jr. Lien, Ser. A	Aa2	5.000	07/01/39	5,000	5,003,050
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A,	Aa1	5.000	01/01/39	5,000	4,969,900
Tucson Cnty., GO, Ser. A	Aa2	7.375	07/01/12	1,100	1,192,114

					22,585,222

California 8.6%
Anaheim Pub. Fin. Auth. Lease Rev., A.G.C., Sr. Pub. Impts. Proj., Ser. A	Aa3	6.000	09/01/24	5,500	6,038,450
Sub. Pub. Impts. Proj., Ser. C	Aa3	6.000	09/01/16	6,690	7,372,246
California Cnty. Tobacco Securitization Corp., Tobacco Conv. Bonds Asset Bk., Ser. B	NR	5.100	06/01/28	1,250	988,662
California Edl. Facs. Auth. Rev., Univ. Southern Calif., Ser. A	Aa1	5.250	10/01/38	1,000	1,011,180
California Health Facs. Fin. Auth. Rev., Rfdg., Scripps Health, Ser. A	Aa3	5.000	11/15/36	1,000	868,510
Stanford Hosp., Ser. B	Aa3	5.000	11/15/36	3,000	2,759,820

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	7

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev., Walt. Dis. Fam. Musm., Walt & Lilly Dis.	A1	5.250%	02/01/38	$3,000	$2,823,030
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr.
Cap. Corp. Proj., 144A	Baa2	5.250	08/01/40	1,250	1,171,825
California St., GO, Econ. Recov. Rfdg., Ser. A
F.G.I.C., T.C.R.S.	A1	4.750	09/01/23	1,500	1,500,945
Var. Purp.	A1	5.000	10/01/29	2,000	1,971,340
Var. Purp.	A1	5.250	11/01/40	1,250	1,192,150
Var. Purp.	A1	5.500	11/01/39	1,000	989,950
Var. Purp.	A1	6.000	03/01/33	1,500	1,574,430
Var. Purp.	A1	6.000	04/01/38	3,500	3,612,840
Var. Purp.	A1	6.000	11/01/39	2,000	2,065,280
California Statewide Cmntys. Dev. Auth. Rev., Cottage Health	A+(b)	5.000	11/01/40	1,600	1,348,352
Sutter Health, Ser. A	Aa3	6.000	08/15/42	3,000	2,970,600
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A+(b)	5.000	04/01/30	1,000	853,770
Elsinore Valley Muni. Wtr. Dist. Ctfs. Part. Rfdg., Ser. A, B.H.A.C.	Aa1	5.000	07/01/29	1,500	1,531,305
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist., No. 2, GO, Ser. A, C.A.B.S., NATL	Aa2	6.110(c)	10/01/21	60	32,029
Fresno Calif. Swr. Rev., Ser. A, A.G.C.	Aa3	5.000	09/01/33	2,500	2,466,750
Golden St. Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Bkd., Ser. A-1	Baa3	5.750	06/01/47	1,000	664,720
C.A.B.S. Asset Bkd., Ser. A-2 (Converts to 5.300% on 12/01/12)	Baa3	8.620(c)	06/01/37	5,000	2,860,250
C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C. (Converts to 4.600% on 06/01/10)	A2	4.600	06/01/23	2,000	1,827,820

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
Enhanced Asset Bkd., Ser. A	A2	5.000%	06/01/45	$1,000	$797,090
Los Angeles Calif. Cmnty. College Dist. 2008 Elec., Sec. C, GO	Aa1	5.250	08/01/39	1,250	1,231,788
M-S-R Energy Auth., Ser. A	A(b)	6.500	11/01/39	2,000	2,071,520
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	A+(b)	7.440(c)	08/01/25	2,000	710,780
San Francisco City & Cnty. Arpts. Commn. Int’l. Arpt. Rev., Second Ser., Ser. F	A1	5.000	05/01/40	1,250	1,118,050
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., NATL	Baa1	9.230(c)	01/15/36	21,000	2,224,320
Santa Margarita Dana Point Auth. Impvt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, NATL	Baa1	7.250	08/01/14	2,000	2,243,320
Tuolumne Wind Proj. Auth., Tuolumne Co. Proj., Ser. A	A1	5.625	01/01/29	1,000	1,046,660
University Calif. Rev.,
Ser. O	Aa1	5.750	05/15/34	750	786,420
Ser. Q	Aa1	5.000	05/15/34	1,000	962,710
Unrefunded Bal. U.C.L.A. Med. Center, Ser. A, A.M.B.A.C.	NR	5.250	05/15/30	850	799,000
Ventura Cnty. Cmnty. College Dist., Election 2002, Ser. C, GO	Aa2	5.500	08/01/33	2,000	2,062,560

					66,550,472

Colorado 2.0%
Denver City & Cnty. Arpt. Rev. Sys.,
Ser. A, NATL	A1	5.000	11/15/25	10,000	10,193,300
Ser. B, A.M.T., NATL	A1	5.000	11/15/15	2,500	2,718,500
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	Aa2	5.000	06/01/27	1,500	1,573,305
University Colo. Enterprise Sys. Rev., Ser. A	Aa2	5.375	06/01/32	1,000	1,033,240

					15,518,345

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	9

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

District of Columbia 2.2%
District Columbia Rev., Brookings Inst.	Aa3	5.750%	10/01/39	$5,000	$5,182,850
Natl. Pub. Radio, Ser. A	Aa3	5.000	04/01/43	1,000	934,950
District of Columbia, GO, Ser. E, B.H.A.C.	Aa1	5.000	06/01/28	5,000	5,069,500
District of Columbia Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	Aa2	5.500	10/01/39	2,000	2,071,380
Metropolitan Washington DC Arpt. Auth. Sys.,
Ser. A, A.M.T.	Aa3	5.000	10/01/25	3,000	2,978,400
Ser. A, A.M.T.	Aa3	5.250	10/01/27	1,000	1,007,420

					17,244,500

Florida 9.0%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.300	05/01/18	370	331,823
Citizens Ppty. Ins. Corp., High Risk Sr. Secd.,
High Act-A-1	A2	6.000	06/01/16	1,500	1,625,280
Ser. A-1	A2	5.250	06/01/17	1,000	1,043,210
Florida St. Brd. Ed. Cap., Outlay, GO	Aa1	9.125	06/01/14	740	806,001
Florida St. Brd. Ed. Lottery Rev., Ser. B	A1	5.000	07/01/23	5,185	5,451,716
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever,
Ser. A, NATL	Aa3	5.250	07/01/17	2,950	3,014,015
Greater Orlando Aviation Auth. Arpt. Facs. Rev.,
Ser. A, A.G.C., A.M.T.	Aa3	5.000	10/01/23	4,240	4,259,886
Halifax Hosp. Med. Ctr. Rev., Ser. B2, A.G.C.	AA+(b)	5.375	06/01/31	4,000	3,900,880
Highlands Cmnty. Dev. Dist. Rev.,
Spl. Assmt. (original cost $500,000; purchased 10/06/05)(e)(f)(g)	NR	5.550	05/01/36	500	252,920
Highlands Cnty. Health Facs. Auth. Rev., Adventist Health, Ser. B (Pre-refunded Date 11/15/15)(h)	Aa3	5.000	11/15/25	205	236,269

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Adventist Health, Unrefunded Bal., Ser. B	Aa3	5.000%	11/15/25	$1,410	$1,396,859
Adventist Health/Sunbelt, Rmkt., Ser. B	Aa3	6.000	11/15/37	2,440	2,496,193
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., NATL	Aa3	5.500	10/01/15	1,000	1,074,210
Jacksonville Econ. Dev. Cmnty., Anheuser Busch Proj., Ser. B, A.M.T.	Baa2	4.750	03/01/47	1,500	1,201,980
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, A.M.T., A.G.C.	Aa3	5.500	10/01/24	2,665	2,734,636
Ser. B	A2	5.000	10/01/41	2,500	2,182,900
Ser. C, A.M.T., A.G.C.	Aa3	5.250	10/01/26	5,000	4,926,550
Miami Dade Cnty. Expwy. Auth. Toll Sys. Rev., Ser. A	A3	5.000	07/01/40	1,000	905,990
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, A.G.C.	Aa2	5.250	10/01/22	5,000	5,572,550
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	BBB(b)	5.750	10/01/43	1,500	1,413,885
Orlando Util. Commn. Sys. Rev., Ser. A	Aa1	5.250	10/01/39	5,000	5,062,200
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, A.M.T., NATL	A2	5.000	10/01/22	3,065	3,036,158
Ser. A, A.M.T., NATL	A2	5.000	10/01/23	2,350	2,294,141
Ser. A, A.M.T., NATL	A2	5.000	10/01/34	1,250	1,072,175
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A (original cost $300,000; purchased 06/17/05)(e)(f)(g)	NR	5.400	05/01/36	300	71,790
Polk Cnty. Sch. Dist. Sales Tax Rev., Sch. Impvt., A.G.C.	Aa3	5.250	10/01/17	2,580	2,793,108
Sch. Impvt., A.G.C.	Aa3	5.250	10/01/18	2,325	2,508,791
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.(f)	NR	3.125	05/01/36	985	502,094
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp. Inc.	A2	5.250	10/01/34	750	684,735

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	11

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
South Lake Hosp. Inc., Ser. A	Baa2	6.250%	04/01/39	$2,500	$2,447,375
South Miami Health Facs. Auth. Hosp. Rev., Baptist Health South Fl. Grp.	Aa3	5.000	08/15/27	3,750	3,627,375
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(b)	5.000	03/01/35	1,000	846,730

					69,774,425

Georgia 2.6%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.	Aa2	5.625	01/01/33	2,000	2,086,720
Atlanta Arpt. & Marina Rev., Rfdg., Gen., Ser. C	A1	6.000	01/01/30	3,250	3,534,212
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle.
Proj., Ser. B	Baa1	5.500	01/01/33	750	752,483
Forsyth Cnty. Sch. Dist. Dev., GO	Aa1	6.750	07/01/16	500	580,535
Fulton Cnty. Sch. Dist., GO	Aa1	6.375	05/01/17	750	913,920
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, A.G.C.	Aa3	5.500	07/01/41	1,500	1,421,670
Newnan Hosp. Auth. Rev., Antic Ctfs. Newnan Hosp. Inc., NATL (Pre-refunded Date 01/01/13)(h)	Aa3	5.500	01/01/21	3,185	3,466,076
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	Aa2	5.250	09/01/39	5,000	5,047,800
Richmond Cnty. Hosp. Rev., Rev. Antic. Ctfs. Univ. Health Svcs. Inc., Proj.	A1	5.500	01/01/36	2,000	1,883,820

					19,687,236

Guam 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	Ba2	6.000	07/01/25	500	484,410

Hawaii 1.2%
Hawaii Pac. Health Spl. Purp. Rev., Ser. A	A3	5.500	07/01/40	1,000	885,020
Ser. B	A3	5.750	07/01/40	500	459,015

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Hawaii (cont’d.)
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev., Hawaiian
Elec. Co., Inc. Proj., Ser. C., A.M.B.A.C., A.M.T.	Baa1	6.200%	11/01/29	$8,000	$7,758,480

					9,102,515

Idaho 0.6%
Idaho Health Facs. Auth. Rev., St. Luke Reg. Med. Ctr., Rmkt.	Aa3	5.000	07/01/35	2,000	1,897,400
Trinity Health Grp., Ser. B, A.G.C.	Aa2	6.250	12/01/33	1,000	1,054,490
Idaho Hsg. & Fin. Assn., Grant & Rev., Antic. Fed. Hwy. Tran, Ser. A	Aa2	5.000	07/15/27	1,250	1,281,763

					4,233,653

Illinois 8.6%
Chicago Brd. Edu., Rfdg., Dedicated Rev., Ser. F, GO	Aa2	5.000	12/01/31	2,500	2,311,275
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien,
Ser. A, NATL	A1	5.250	01/01/26	6,000	6,040,320
Ser. B, Rfdg., NATL	A1	5.250	01/01/15	1,000	1,073,130
Ser. B-1, X.L.C.A.	A1	5.250	01/01/34	1,975	1,883,913
Chicago Rfdg. Proj., GO, Ser. A, A.G.C.	Aa3	5.000	01/01/29	5,000	4,750,450
Illinois Fin. Auth. Rev.,
Advocate Healthcare, Ser. B	Aa2	5.375	04/01/44	2,000	1,869,880
Central DuPage Health, Ser. 09	AA(b)	5.250	11/01/39	2,000	1,857,500
Central DuPage Health, Ser. B	AA(b)	5.500	11/01/39	1,500	1,445,445
Northwestern Mem. Hosp., Ser. A (Pre-refunded Date 08/15/14)(h)	NR	5.250	08/15/34	5,000	5,666,800
Northwestern Mem. Hosp., Ser. A	Aa2	6.000	08/15/39	1,000	1,032,080
Provena Health, Ser. A	Baa1	6.000	05/01/28	1,500	1,456,080
Student Hsg. Rev., Ed. Advancement Fund, Ser. B	Baa3	5.000	05/01/30	4,000	3,331,960
Univ. of Chicago, Ser. B	Aa1	6.250	07/01/38	5,000	5,492,400
Illinois St., GO,
Rfdg., A.G.C.	Aa3	5.000	01/01/23	3,000	2,921,370
Ser. 1st, A.G.C.	Aa3	5.250	04/01/22	2,500	2,487,425

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	13

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Illinois St., Build Illinois Bonds	AAA(b)	5.000%	06/15/20	$2,000	$2,139,780
Illinois Toll Hwy. Auth. Rev., Ser. B	Aa3	5.500	01/01/33	2,000	2,006,620
Sr. Priority, Sr. A-1, A.G.C.	Aa3	5.000	01/01/24	5,000	5,034,600
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., Cap. Apprec. McCormick Place Expansion,
Ser. A, NATL	A2	5.250	06/15/42	8,500	7,839,295
Ser. A, NATL	A2	6.780(c)	12/15/34	10,000	2,046,000
Ser. A, NATL	A2	6.830(c)	06/15/37	7,500	1,282,500
Railsplitter Tobacco Settlement Auth., Rev.	A-(b)	6.000	06/01/28	2,250	2,197,823

					66,166,646

Indiana 0.8%
Indiana St. Fin. Auth., Var. Duke Energy Ind., Ser. B	A(b)	6.000	08/01/39	1,000	1,029,910
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	A2	5.750	01/01/38	1,000	1,020,130
Indianapolis Loc. Pub. Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	A1	5.000	01/01/36	5,000	4,335,000

					6,385,040

Kansas 1.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Health	Aa3	5.750	11/15/38	1,000	1,013,570
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.700	12/01/27	915	964,922
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.750	06/01/27	855	902,598
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.850	12/01/27	835	883,355
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	A+(b)	5.650	09/01/19	5,000	5,588,500

					9,352,945

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Kentucky 1.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro. Med. Health Sys., Ser. A	Baa2	6.375%	06/01/40	$3,500	$3,282,300
Kentucky St. Ppty. & Bldgs. Commn. Rev., Proj. No 93, Rfdg., A.G.C.	Aa2	5.250	02/01/28	5,500	5,694,315
Owen Cnty. Wtrwks. Sys. Rev.,
Amer. Wtr. Co. Proj., Ser. A	Baa2	6.250	06/01/39	500	512,895
Var. Amer. Wtr. Co., Ser. B	Baa2	5.625	09/01/39	500	485,155

					9,974,665

Louisiana 1.8%
Lafayette Utils. Rev., Ser. 2010	A1	5.000	11/01/33	1,500	1,446,660
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A	Aa2	5.375	04/01/31	1,000	1,021,320
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	A2	6.750	07/01/39	1,000	1,040,570
Lafayette Gen. Med. Ctr., Rfdg.	A3	5.500	11/01/40	500	464,195
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, A.G.C.	Aa3	6.750	06/01/26	2,000	2,275,580
New Orleans, GO, Rfdg., NATL	A3	5.250	12/01/22	3,540	3,651,404
Tobacco Settlement Fin. Corp. Rev.,
Asset Bkd., Ser. 2001B	Baa3	5.500	05/15/30	2,955	2,866,143
Asset Bkd., Ser. 2001B	Baa3	5.875	05/15/39	1,000	929,270

					13,695,142

Maryland 0.4%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	A-(b)	5.000	07/01/40	2,000	1,809,340
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Ser. A, Rfdg., A.M.T.	NR	5.250	12/01/13	600	608,400
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., A.G.C.(h)	Aa3	6.500	09/01/12	425	448,231

					2,865,971

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	15

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Massachusetts 5.5%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375%	05/15/15	$690	$692,795
Massachusetts Bay Trans. Auth. Rev.,
Assmt., Ser. A	Aa1	5.250	07/01/34	2,000	2,062,500
Mass. Sales Tax, Ser. B, NATL	Aa1	5.500	07/01/27	1,325	1,523,697
Massachusetts Edl. Fin. Auth. Rev., Ser. B, A.M.T.	AA(b)	5.500	01/01/23	955	956,251
Massachusetts St., GO,
Cons. Ln., Ser. C, A.G.C.	Aa1	5.000	08/01/19	2,000	2,253,540
Fltg.-Cons. Ln., Ser. A, NATL	Aa1	0.774(d)	05/01/37	5,000	3,708,250
Ser. B, A.G.C.	Aa1	5.250	09/01/24	9,000	10,371,960
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6 Partners Healthcare	Aa2	5.375	07/01/41	5,000	4,988,450
Massachusetts St. Health & Edl. Facs. Auth. Rev.,
Harvard Univ., Ser. A	Aaa	5.500	11/15/36	3,500	3,718,680
Lowell Gen. Hosp., Ser. C	Baa1	5.125	07/01/35	2,000	1,718,080
Partners Healthcare, Ser. J1	Aa2	5.000	07/01/39	2,500	2,365,925
Tufts Univ., Ser. M	Aa2	5.500	02/15/28	3,000	3,391,500
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A3	5.000	07/01/32	5,000	4,429,700

					42,181,328

Michigan 2.2%
Detroit District St. Aid, GO	Aa3	5.250	11/01/35	500	466,590
Detroit Sewer Disp. Rev., Sr. Lien-Rmkt., Ser. 2003B, A.G.C.	Aa3	7.500	07/01/33	1,000	1,181,450
Detroit Wtr. Supply Sys., Ser. B, NATL (Pre-refunded Date 07/01/13)(h)	A(b)	5.250	07/01/32	5,500	6,054,455
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Health, Ser. A	A1	5.250	11/15/46	2,000	1,668,180
McLaren Healthcare	Aa3	5.750	05/15/38	1,000	998,530
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Adj. Rfdg. Dow. Chemical Rmkt., Ser. B	A-3	6.250	06/01/14	1,000	1,082,450

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Michigan (cont’d.)
Okemos Pub. Sch. Dist., GO,
C.A.B.S., NATL	Aa3	1.630(c)%	05/01/12	$1,100	$1,079,430
C.A.B.S., NATL	Aa3	2.250(c)	05/01/13	1,000	952,850
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Rfdg., Ser. W	A1	6.000	08/01/39	2,000	1,900,740
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., A.M.T.	A2	5.000	12/01/18	1,500	1,502,565

					16,887,240

Nevada 0.4%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	Aa3	5.125	07/01/34	3,000	2,778,630

New Hampshire 0.4%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Caa1	9.930(c)	01/01/24	4,740	1,406,168
New Hampshire Health & Edl. Facs. Auth. Rev., Dartmouth Hitchcock	A+(b)	6.000	08/01/38	1,750	1,821,435

					3,227,603

New Jersey 6.0%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, NATL	Baa1	6.800	03/01/21	2,615	3,119,355
Clearview Reg. High Sch. Dist., GO, NATL	NR	5.375	08/01/15	1,205	1,315,077
Jackson Twnshp. Sch. Dist., GO, NATL	BBB(b)	6.600	06/01/11	1,600	1,624,640
Jersey City Sew. Auth., Swr. Rfdg., A.M.B.A.C.	NR	6.250	01/01/14	3,260	3,486,211
New Jersey Econ., Dev. Auth. Rev., Cigarette Tax	Baa3	5.500	06/15/24	1,000	921,800
Cigarette Tax	Baa3	5.625	06/15/19	1,750	1,749,860
Cigarette Tax	Baa3	5.750	06/15/34	1,750	1,501,990
First Mtge.-Franciscan Oaks	NR	5.700	10/01/17	2,040	1,973,598
First Mtge.-Keswick Pines	NR	5.750	01/01/24	1,750	1,487,903
Masonic Charity Fdn. Proj.	A-(b)	5.875	06/01/18	250	256,560
Masonic Charity Fdn. Proj.	A-(b)	6.000	06/01/25	1,150	1,164,133

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	17

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
New Jersey Healthcare Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr. (Pre- refunded Date 07/01/12)(h)	A+(b)	6.250%	07/01/17	$1,740	$1,867,977
Atlantic City Med. Ctr., Unrefunded Bal.	A1	6.250	07/01/17	2,185	2,263,987
Hackensack Univ. Med., Rfdg.	Baa1	5.000	01/01/34	500	429,355
Holy Name Med. Ctr., Rfdg.	Baa2	5.000	07/01/25	1,625	1,413,409
South Jersey Hosp. (Pre-refunded Date 07/01/12)(h)	A2	6.000	07/01/26	2,565	2,750,501
South Jersey Hosp. (Pre-refunded Date 07/01/12)(h)	A2	6.000	07/01/32	2,000	2,144,640
Virtua Health, A.G.C.	AA+(b)	5.500	07/01/38	2,000	2,031,920
New Jersey St. Tpke. Auth., Tpke. Rev.,
Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.150% on 01/01/15)	A3	5.53(c)	01/01/35	3,000	2,321,790
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	Aa3	5.500	12/15/23	3,000	3,155,670
Ser. A	Aa3	5.875	12/15/38	3,000	3,114,540
Rutgers-St. Univ. of NJ, Ser. A	Aa2	6.400	05/01/13	1,095	1,153,944
Tobacco Settlement Fin. Corp. Rev., Asset Bkd., (Pre-refunded Date 06/01/12)(h)	Aaa	6.000	06/01/37	400	427,260
(Pre-refunded Date 06/01/12)(h)	Aaa	6.125	06/01/42	2,000	2,139,420
Ser. 1A	Baa3	4.500	06/01/23	455	378,874
Ser. 1A	Baa3	4.625	06/01/26	1,000	708,940
Ser. 1A	Baa3	5.000	06/01/41	2,500	1,496,400

					46,399,754
New Mexico 0.3%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(b)	5.500	07/01/35	1,160	1,226,723
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Healthcare	Aa3	5.000	08/01/39	1,250	1,121,050

					2,347,773

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

New York 9.4%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375%	07/15/43	$750	$739,718
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	A3	6.000	05/01/33	1,000	1,070,500
Ser. A	A3	6.250	04/01/33	500	549,875
Ser. A, B.H.A.C.	Aa1	5.500	05/01/33	2,000	2,066,280
Metropolitan Trans. Auth. Rev., Svc. Contract, Ser. A, NATL	Aa3	5.500	07/01/20	2,500	2,624,925
Ser. B, NATL	Aa3	5.500	07/01/19	5,000	5,256,350
Ser. B, NATL	Aa3	5.500	07/01/23	7,285	7,569,843
Ser. D	A2	5.250	11/15/40	2,000	1,907,380
Ser. 2008C	A2	6.500	11/15/28	2,500	2,784,700
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg., Highland Hosp. Rochester	A2	5.000	08/01/22	2,000	1,996,140
New York City, GO, Ser. E	Aa2	5.000	08/01/17	6,000	6,795,240
Ser. I-1	Aa2	5.250	04/01/28	2,000	2,081,440
New York City Ind. Dev. Agcy. Spl. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.500(d)	01/01/24	1,500	1,497,150
New York City Mun. Wtr. Fin. Auth., Rev., Wtr. & Swr., Fiscal 2009, Ser. A	Aa1	5.750	06/15/40	1,000	1,055,310
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	Aa3	5.250	01/15/39	1,500	1,510,485
New York St. Dorm. Auth. Lease Rev., Ser. B (Mandatory Put Date 07/01/13)	Aa2	5.250(d)	07/01/29	3,000	3,243,390
New York St. Dorm. Auth. Rev.,
City Univ. Sys. Cons., Ser. B	Aa3	6.000	07/01/14	2,070	2,216,018
Mental Health Svcs. Facs. Impvt., Ser. B	Aa3	6.500	08/15/11	3,000	3,082,950
Non St. Supported Debt Mount Sinai Sch. Med., Ser. A	A3	5.000	07/01/21	1,000	1,054,510
Rochester Inst. Tech.,
Ser. A, A.M.B.A.C.	A1	5.250	07/01/20	2,100	2,320,941
Ser. A, A.M.B.A.C.	A1	5.250	07/01/21	2,000	2,197,480

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	19

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., New York City Mun. Wtr. Proj.	Aaa	5.000%	06/15/34	$2,000	$2,005,880
Ser. B	Aaa	5.500	10/15/23	3,750	4,437,675
Ser. E	Aaa	6.500	06/15/14	35	35,183
New York St. Hsg. Fin. Agcy. Rev.,
St. Univ. Constr., Ser. A, E.T.M.(h)	Aa3	8.000	05/01/11	470	475,443
New York St. Local Gov’t. Assist. Corp. Rev., Ser. E	Aa2	6.000	04/01/14	2,945	3,201,215
New York St. Mun. Bond. Bank Agcy. Rev., Spl. Sch. Supply,
Ser. C	A+(b)	5.250	06/01/22	3,200	3,318,240
Ser. C	A+(b)	5.250	12/01/22	3,595	3,732,257
Port Auth. of NY & NJ, Spl. Oblig. Rev.,
JFK Int’l. Air Terminal	Baa3	5.000	12/01/20	500	486,380
Suffolk Cnty. Indl. Dev. Agy. Rev.,
Keyspan-Port Jefferson, A.M.T.	Baa1	5.250	06/01/27	1,000	951,400

					72,264,298
North Carolina 2.2%
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev.,
A.G.C.	Aa3	6.000	01/01/19	500	551,775
A.M.B.A.C.	Baa1	6.000	01/01/18	1,000	1,147,610
Ser. A (Pre-refunded Date 01/01/22)(h)	Aaa	6.000	01/01/26	650	804,147
Ser. A, E.T.M.(h)	Baa1	6.400	01/01/21	1,000	1,207,230
Ser. A, E.T.M.(h)(i)	Aaa	6.500	01/01/18	2,635	3,312,801
Ser. A, NATL, Unrefunded Bal.	Baa1	6.500	01/01/18	1,005	1,183,629
North Carolina Med. Care Commn. Hosp. Rev.,
Baptist Hosp., Rfdg.	Aa3	5.000	06/01/34	5,285	4,973,132
North Carolina Med. Care Commn. Healthcare Facs. Rev.,
Novant Health Oblig., Ser. A	A1	4.750	11/01/43	3,000	2,544,360
Pitt Cnty. Rev., Mem. Hosp.,
E.T.M.(h)	Aaa	5.250	12/01/21	1,000	1,051,390

					16,776,074

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

North Dakota 1.0%
Mclean Cnty. Solid Wste. Facs. Rev.,
Great River Energy Proj., Ser. A	A3	4.875%	07/01/26	$1,000	$953,160
Mercer Cnty. Poll. Control Rev.,
Antelope Valley Station, A.M.B.A.C.	A+(b)	7.200	06/30/13	6,450	6,755,085

					7,708,245
Ohio 4.2%
American Mun. Pwr., Inc., Ser. A	Aa3	5.000	02/01/13	2,500	2,642,400
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A	Baa3	6.500	06/01/47	4,250	3,089,920
Ser. A-2	Baa3	5.125	06/01/24	5,690	4,253,161
Ser. A-2	Baa3	5.875	06/01/30	1,500	1,078,350
Ser. A-2	Baa3	5.875	06/01/47	1,000	663,180
Columbus Citation Hsg. Dev. Corp.,
Mtge. Rev., F.H.A. (Pre-refunded Date 01/01/15)(h)	NR	7.625	01/01/22	1,275	1,511,704
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa1	7.500	01/01/30	4,885	4,901,511
Hamilton Cnty. Sales Tax Rev.,
Sub. Ser. B, A.M.B.A.C., C.A.B.S.	A1	5.030(c)	12/01/20	2,000	1,238,960
Hilliard Sch. Dist. Sch. Impvt.,
GO, C.A.B.S., NATL	Aa1	3.760(c)	12/01/19	1,720	1,245,039
Lucas Cnty. Healthcare Facs. Rev., Sunset Retirement Impvt., Ser. A, Rfdg.	NR	6.625	08/15/30	1,000	1,000,580
Lucas Cnty. Hosp. Rev., Rfdg.,
Promedica Healthcare, Ser. A,	Aa3	6.000	11/15/41	750	752,272
Promedica Healthcare, Ser. A,	Aa3	6.500	11/15/37	875	926,135
Promedica Healthcare Group, Ser. B, A.M.B.A.C.	Aa3	5.000	11/15/21	3,935	3,985,762
Montgomery Cnty. Rev.,
Miami Valley Hosp., Ser. A	Aa3	6.250	11/15/39	500	513,065
Ohio St. Air Quality Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. C	Baa1	5.625	06/01/18	500	532,840
Ohio St. Higher Ed. Facs. Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.500	10/01/20	750	882,450

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	21

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Ohio (cont’d.)
Ohio St. Wtr. Dev. Auth. Rev.,
Poll. Ctl. First Energy, Rfdg., Ser. A (Mandatory Put Date 06/01/16)	Baa1	5.875%	06/01/33	$500	$537,720
Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	Aaa	5.000	12/01/29	2,150	2,247,545
Ohio St. Wtr. Dev. Auth. Solid Wste. Rev., Allied Wste. N. A., Inc. Proj., Ser. A, A.M.T.	BBB(b)	5.150	07/15/15	750	767,243

					32,769,837

Oklahoma 0.1%
Tulsa Airpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375	06/01/24	1,000	1,007,020

Oregon 0.5%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A	Aa1	5.000	11/15/33	3,500	3,570,630

Pennsylvania 5.5%
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., NATL	Aa3	5.700	10/01/14	880	941,389
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C. (Pre- refunded Date 06/01/12)(h)	A+(b)	5.375	06/01/16	1,080	1,128,405
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj.,
Ser. B, A.G.C.	Aa3	5.625	01/01/26	5,000	5,003,450
Ser. B, A.G.C.	Aa3	5.700	01/01/22	1,000	1,001,280
Erie Parking Auth. Facs. Rev. Gtd., A.G.C. (Pre-refunded Date 09/01/13)(h)	Aa3	5.000	09/01/26	65	71,857
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre- refunded Date 01/01/14)(h)	NR	6.000	01/01/43	2,500	2,844,025
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	NR	6.250	07/01/11	590	598,980

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625%	12/01/18	$3,500	$3,158,995
Ser. F, A.M.B.A.C., A.M.T.	Ba1	5.000	12/01/15	3,000	2,856,750
Pennsylvania Econ. Dev. Fin. Auth. Wtr. Rev., Aqua PA, Inc., Rfdg. Proj., Ser. A, A.M.T.	AA-(b)	5.000	12/01/34	2,000	1,845,700
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	A1	5.500	07/01/17	9,000	9,392,040
A.M.B.A.C.	A1	5.500	07/01/20	2,750	2,844,462
Philadelphia Auth. Indl. Dev. Rev., Please Touch Museum Proj. Ser. B	BBB-(b)	5.250	09/01/31	1,000	809,110
Philadelphia Gas Wks. Rev., Ser. 9	Baa2	5.250	08/01/40	500	454,845
Philadelphia GO, Ser. B, A.G.C.	Aa3	7.125	07/15/38	1,500	1,641,240
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Health Sys., Oblig. Gp. (original cost $1,820,479; purchased 04/25/96-07/02/98)(e)(f)(g)	NR	7.250	07/01/18	1,803	18
Pittsburgh Urban Redev. Auth., Wtr. & Swr. Sys. Rev., Unrefunded Bal. Rfdg., Ser. A, NATL	Baa1	6.500	09/01/13	2,220	2,336,772
Pittsburgh Wtr. & Swr. Auth. Sys. Rev., Ser. A, F.G.I.C., E.T.M.(h)	BBB(b)	6.500	09/01/13	1,780	1,927,402
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(h)	NR	0.960(c)	11/01/12	1,035	1,018,585
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley
Hosp.	A3	6.250	06/01/22	2,400	2,454,096

					42,329,401

Puerto Rico 2.7%
Puerto Rico Comnwlth., GO	A3	6.000	07/01/39	800	776,608

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	23

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev.,
Rfdg., Ser. CC	A2	5.500%	07/01/28	$2,500	$2,426,425
Ser. G, F.G.I.C.	A3	5.250	07/01/18	2,250	2,268,810
Ser. J (Pre-refunded Date 07/01/14)(h)	A3	5.500	07/01/23	1,320	1,503,955
Ser. K	A3	5.000	07/01/14	2,000	2,109,260
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	A3	5.250	07/01/40	2,000	1,737,220
Puerto Rico Mun. Fin. Agcy., GO	A3	5.000	08/01/12	1,000	1,038,050
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Rfdg., Ser. P	A3	6.750	07/01/36	1,000	1,057,960
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.,
First Sub., Ser. A	A1	5.500	08/01/42	1,750	1,636,180
First Sub., Ser. A	A1	5.750	08/01/37	1,600	1,580,640
First Sub., Ser. A	A1	6.000	08/01/42	2,800	2,784,152
First Sub., Ser. C	A1	5.250	08/01/41	2,500	2,251,950

					21,171,210

Rhode Island 0.9%
Rhode Island Health & Ed. Bldg. Corp. Higher Ed. Fac. Rev., Brown Univ. Lifespan Oblig., Ser. A., A.G.C.	Aa1 Aa3	5.000 7.000	09/01/37 05/15/39	5,000 2,000	5,002,700 2,199,520

					7,202,220

South Carolina 0.9%
Florence Cnty. Hosp. Rev., McLeod Reg. Med. Ctr., Ser. A	A+(b)	5.000	11/01/37	1,500	1,345,470
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health, Ser. C (Pre-refunded Date 08/01/13)(h)	Baa1	6.875	08/01/27	2,655	3,021,018
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	Aa2	5.500	01/01/38	2,500	2,591,575

					6,958,063

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

South Dakota 0.1%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	Baa3	6.500%	06/01/32	$1,000	$991,910

Tennessee 0.7%
Knox Cnty. Tenn. Health Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Health Rev., Rfdg. & Impt. Ser. A, C.A.B.S.	A-(b)	6.690(c)	01/01/35	1,000	213,720
Memphis Shelby Cnty. Arpt. Auth. Rev., Rfdg., Ser. B, A.M.T.	A2	5.750	07/01/25	1,000	1,012,160
Tennessee Energy Acquisition Corp. Gas Rev.,
Ser. C	Baa3	5.000	02/01/18	2,000	1,992,640
Ser. C	Baa3	5.000	02/01/22	1,000	971,280
Ser. C	Baa3	5.000	02/01/25	1,000	945,060

					5,134,860

Texas 6.3%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	A1	5.000	11/15/22	4,610	4,849,858
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	Aa2	5.125	11/15/29	2,000	2,095,320
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/01/14)	Ca	5.400(d)	10/01/29	1,000	300,000
TXU Rmkt., A.M.T.	Ca	5.400	05/01/29	1,500	405,000
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev.,
Childrens Hosp. Proj.	Aa2	5.000	10/01/29	1,500	1,441,980
Childrens Hosp. Proj.	Aa2	5.500	10/01/39	1,500	1,480,755
Methodist Hosp. Sys., Ser. B	AA(b)	5.500	12/01/18	1,000	1,126,980
Harris Cnty. Indl. Dev. Corp., Solid Wste. Disp. Rev., Deer Park Fing. Proj., LP	A2	5.000	02/01/23	750	752,318
Houston Arpt. Sys. Rev.,
E.T.M.(h)	Aaa	7.200	07/01/13	1,525	1,659,398
Sr. Lien, Rfdg., Ser. A	Aa3	5.500	07/01/39	1,000	1,000,520
Houston Util. Sys. Rev., Rfdg. Comb., 1st Lien, Ser. A, A.G.C.	Aa2	5.250	11/15/33	1,510	1,554,530

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	25

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Lower Colo. Riv. Auth. Tex. Rev., L.C.R.A. Trans. Svcs.,
Rfdg., B.H.A.C.	Aa1	5.250%	05/15/28	$2,000	$2,071,440
Rfdg.	A1	5.750	05/15/28	3,205	3,327,079
North Tex. Twy. Auth. Rev.,
First Tier, Rfdg.	A2	6.000	01/01/38	1,000	993,310
First Tier, Rfdg., Ser. A	A2	5.750	01/01/40	1,500	1,432,920
First Tier, Rfdg., Ser. C	A2	5.250	01/01/44	2,250	1,982,745
First Tier, Ser. A	A2	6.250	01/01/39	1,500	1,517,430
Second Tier, Rfdg., Ser. F	A3	5.750	01/01/38	2,500	2,347,350
Sabine River Auth. Poll Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	Ca	6.150	08/01/22	1,000	270,000
San Antonio Elec. & Gas Sys., Ser. A	Aa1	5.000	02/01/21	5,000	5,466,150
Tarrant Cnty. Cultural Edu. Facs. Fin. Corp. Hosp. Rev., Scott & White Healthcare	A1	5.250	08/15/40	2,500	2,277,400
Texas Health Resources	Aa3	5.000	11/15/40	2,500	2,250,550
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	Baa3	7.000	06/30/40	2,500	2,535,550
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Edu.- Idea. Pub. Sch. Proj., Ser. A, A.C.A.	BBB(b)	5.000	08/15/30	1,000	827,000
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., NATL	Baa1	5.500	11/01/18	2,240	2,224,611
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	AA+(b)	5.250	12/01/23	2,500	2,785,475

					48,975,669

Utah 0.9%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	A1	5.000	07/01/17	5,000	5,613,600
Riverton Hosp. Rev., I.H.C. Health Svcs. Inc.	Aa1	5.000	08/15/41	1,500	1,404,405

					7,018,005

Virgin Islands 0.2%
Virgin Islands Pub. Fin. Auth. Rev., Sr. Lien Matching Fund Loan, Note A	Baa2	5.250	10/01/21	1,500	1,518,405

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Virginia 1.1%
Richmond Met. Auth. Expy. Rev., Rfdg., NATL	BBB(b)	5.250%	07/15/17	$5,775	$6,361,336
Roanoke Econ. Dev. Auth. Hosp. Rev., Carolina Clinic Oblig., Rfdg.	A1	5.000	07/01/33	1,000	932,420
Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 06/01/15)(h)	Aaa	5.625	06/01/37	1,000	1,159,650

					8,453,406

Washington 3.0%
FYI Properties Lease Rev., Washington St. Dist. Proj.	AA(b)	5.500	06/01/39	1,000	988,600
Port Seattle Wash. Rev., Rfdg., Intermediate Lien, Ser. B	Aa3	5.000	06/01/40	2,000	1,896,920
Ser. B, A.M.T.	Aa3	5.000	02/01/24	2,500	2,462,500
X.L.C.A.	Aa3	5.000	02/01/28	3,000	3,045,630
Skagit Cnty. Skagit Hsp. Dist. No. 1 Rev., Ser. 2010	Baa2	5.750	12/01/35	625	571,906
Snohomish Cnty., Pre-refunded Ltd. Tax (Pre-refunded Date 12/01/11)(h)	Aa2	5.375	12/01/19	220	228,197
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.500	06/01/26	1,635	1,646,249
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II,
NATL	Aa1	5.000	06/01/21	2,665	2,843,315
NATL	Aa1	5.000	06/01/22	2,570	2,712,455
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	A3	5.500	07/01/30	1,115	1,090,258
Providence Health & Svcs., Ser. A	Aa2	5.000	10/01/39	3,500	3,097,885
Providence Healthcare, Ser. A, F.G.I.C. (Pre-refunded Date 10/01/16)(h)	Aa2	5.000	10/01/36	85	99,604
Seattle Childrens Hospital	Aa3	5.625	10/01/38	1,250	1,255,413
Washington Healthcare Facs. Auth. Rev., Swedish Health Svcs., Ser. A	A2	6.250	11/15/41	1,500	1,491,705

					23,430,637

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	27

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

West Virginia 0.1%
West Virginia St. Wtr. Dev. Auth., Loan Proj. III, Ser. B, A.M.B.A.C., A.M.T.	A(b)	5.875%	07/01/20	$1,015	$1,026,388

Wisconsin 0.5%
Wisconsin St. Gen. Rev., Ser. A, St. Approp.	Aa3	5.750	05/01/33	2,000	2,109,100
Wisconsin St. Health & Edl. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(b)	6.000	02/15/25	2,000	2,003,600

					4,112,700

Wyoming 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750	07/15/39	500	518,115

Total long-term investments (cost $773,448,719)					762,469,568

SHORT-TERM INVESTMENT 0.2%

California
Sacramento Cnty. Santn. Dist. Fin. Auth. Rev., Sub. Lien Santn. Dist., Rfdg., Ser. C, F.R.D.D. (cost $1,900,000)	VMIG1	0.240(d)	03/01/11	1,900	1,900,000

Total Investments 99.0% (cost $775,348,719; Note 5)					764,369,568
Other assets in excess of liabilities(j) 1.0%					7,623,746

Net Assets 100.0%					$771,993,314

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access Corp.

A.G.C.—Assured Guaranty Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

A.M.T.—Alternative Minimum Tax

B.H.A.C.—Berkshire Hathaway Assurance Corp.

C.A.B.S.—Capital Appreciation Bonds

E.T.M.—Escrowed to Maturity

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corp.

F.G.I.C.—Financial Guaranty Insurance Co.

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand Note

G.N.M.A.—Government National Mortgage Association

GO—General Obligation

I.H.C. —Intermountain Healthcare

L.C.R.A. — Lower Colorado River Authority

NATL —National Public Finance Guarantee Corp.

NR — Not Rated by Moody’s or Standard and Poor’s ratings

T.C.R.S.—Transferable Custodial Receipts

U.C.L.A.— University of California, Los Angeles

X.L.C.A.—XL Capital Assurance

†	The ratings reflected are as of February 28, 2011. Ratings of certain bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(b)	Standard & Poor’s rating.
(c)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield on February 28, 2011.
(d)	Floating Rate Security. The interest rate shown reflects the rate in effect at February 28, 2011.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $2,620,479. The aggregate value of $324,728 is approximately 0.0% of net assets.
(h)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Other assets in excess of liabilities include net unrealized depreciation on financial futures contracts as follows:

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	29

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Open futures contracts outstanding at February 28, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2011	Unrealized Depreciation
	Short Positions:
43	5 Year U.S. Treasury Notes	Jun. 2011	$4,972,391	$5,028,313	$(55,922)
80	10 Year U.S. Treasury Notes	Jun. 2011	9,393,563	9,523,750	(130,187)
98	U.S. Long Bond	Jun. 2011	11,530,039	11,793,687	(263,648)

					$(449,757)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$764,369,568	$—
Other Financial Instruments*
Futures Contracts	(449,757)	—	—

Total	$(449,757)	$764,369,568	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2011 were as follows:

Transportation	18.7%
Healthcare	16.4
General Obligation	10.2
Power	9.1
Special Tax/Assessment District	8.0
Education	6.8
Pre-Refunded	6.2
Water & Sewer	4.8
Other Muni	4.6
Lease Backed Certificate of Participation	4.2
Corporate Backed IDB & PCR	3.4
Tobacco	3.2
Other	1.4
Solid Waste/Resource Recovery	1.0
Housing	0.5
Tobacco Appropriated	0.3
Short-Term Investments	0.2

99.0
Other assets in excess of liabilities	1.0

Net Assets	100.0%

Industry classification is subject to change.

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	—	Due to broker— variation margin	$449,757	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	31

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$2,327,449

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(286,160)

For the six months ended February 28, 2011, the Fund’s average value at trade date for short positions on future contracts was $36,919,836.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

FEBRUARY 28, 2011	SEMIANNUAL REPORT

Prudential National Muni Fund, Inc.

Statement of Assets and Liabilities

as of February 28, 2011 (Unaudited)

Assets
Unaffiliated investments at value (cost $775,348,719)	$764,369,568
Cash	119,620
Interest receivable	9,809,754
Receivable for investments sold	953,932
Receivable for Fund shares sold	109,778
Prepaid expenses	9,778

Total assets	775,372,430

Liabilities
Payable for investments purchased	1,457,970
Payable for Fund shares reacquired	1,107,942
Management fee payable	279,357
Distribution fee payable	162,677
Accrued expenses	133,673
Dividends payable	91,112
Affiliated transfer agent fee payable	58,614
Deferred directors’ fees	52,583
Due to broker—variation margin	35,188

Total liabilities	3,379,116

Net Assets	$771,993,314

Net assets were comprised of:
Common stock, at par	$547,451
Paid-in capital in excess of par	784,143,009

784,690,460
Undistributed net investment income	661,934
Accumulated net realized loss on investments and financial futures transactions	(1,930,172)
Net unrealized depreciation on investments and financial futures	(11,428,908)

Net assets, February 28, 2011	$771,993,314

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($709,327,051 ÷ 50,309,814 shares of common stock issued and outstanding)	$14.10
Maximum sales charge (4% of offering price)	0.59

Maximum offering price to public	$14.69

Class B
Net asset value, offering price and redemption price per share ($29,490,965 ÷ 2,085,767 shares of common stock issued and outstanding)	$14.14

Class C
Net asset value, offering price and redemption price per share ($21,314,039 ÷ 1,507,696 shares of common stock issued and outstanding)	$14.14

Class Z
Net asset value, offering price and redemption price per share ($11,861,259 ÷ 841,872 shares of common stock issued and outstanding)	$14.09

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	35

Statement of Operations

Six Months Ended February 28, 2011 (Unaudited)

Net Investment Income
Income
Interest	$20,405,332

Expenses
Management fee	1,922,493
Distribution fee—Class A	932,096
Distribution fee—Class B	77,676
Distribution fee—Class C	95,651
Transfer agent’s fees and expenses (including affiliated expense of $167,400)	243,000
Custodian’s fees and expenses	65,000
Registration fees	34,000
Reports to shareholders	29,000
Audit fee	16,000
Legal fees and expenses	16,000
Directors’ fees	12,000
Insurance expenses	11,000
Miscellaneous	9,560

Total expenses	3,463,476
Less: Custodian fee credit (Note 1)	(79)

Net expenses	3,463,397

Net investment income	16,941,935

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	590,998
Financial futures transactions	2,327,449

2,918,447

Net change in unrealized appreciation (depreciation) on:
Investments	(56,764,857)
Financial futures contracts	(286,160)

(57,051,017)

Net loss on investments	(54,132,570)

Net Decrease In Net Assets Resulting From Operations	$(37,190,635)

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2011	Year Ended August 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$16,941,935	$34,973,972
Net realized gain (loss) on investments and financial futures transactions	2,918,447	(1,714,758)
Net change in unrealized appreciation (depreciation) on investments and financial futures	(57,051,017)	37,517,036

Net increase (decrease) in net assets resulting from operations	(37,190,635)	70,776,250

Dividends (Note 1)
Dividends from net investment income
Class A	(15,610,252)	(32,156,500)
Class B	(611,835)	(1,363,110)
Class C	(417,945)	(822,810)
Class Z	(292,355)	(548,084)

	(16,932,387)	(34,890,504)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	16,648,590	49,349,233
Net asset value of shares issued in reinvestment of dividends and distributions	13,716,166	26,946,289
Cost of shares reacquired	(74,622,211)	(88,958,063)

Decrease in net assets from Fund share transactions	(44,257,455)	(12,662,541)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	8,876

Total increase (decrease)	(98,380,477)	23,232,081

Net Assets:
Beginning of period	870,373,791	847,141,710

End of period(a)	$771,993,314	$870,373,791

(a) Includes undistributed net investment income of:	$661,934	$652,386

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	37

Notes to Financial Statements

(Unaudited)

Prudential National Muni Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes by investing substantially all of its total assets in carefully selected long-term municipal bonds of medium quality. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on an exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general

38	Visit our website at www.prudentialfunds.com

liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Floating-Rate Notes Issued in Conjunction with Securities Held: The fund invests in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also know as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. The Fund accounts for the transaction described above as funded leverage by including the fixed rate in its Portfolio of Investments, and accounts for the floating rate notes are as a liability under the bond caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense

Prudential National Muni Fund, Inc.	39

Notes to Financial Statements

(Unaudited) continued

related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses and fees related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio. For the six months ended February 28, 2011 the Fund did not enter into any Tender Option Bond Transactions.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, know as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, and manage yield curve and duration. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

40	Visit our website at www.prudentialfunds.com

Financial future contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the period may include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of portfolio securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund amortizes premiums and accretes discounts on purchases of debt securities as adjustments to interest income. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such

Prudential National Muni Fund, Inc.	41

Notes to Financial Statements

(Unaudited) continued

custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and .375% of the Fund’s average daily net assets in excess of $1.5 billion. The effective management fee rate was .47% of the Fund’s average daily net assets for the six months ended February 28, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution- related activities at an annual rate of up to .30%, .50% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended

42	Visit our website at www.prudentialfunds.com

February 28, 2011 and period ended December 31, 2010, PIMS contractually agreed to limit such fees to .25% and .75% of the average daily net assets of the Class A and Class C shares, respectively. The effective distribution fee rate for Class C was .83% for the six months ended February 28, 2011.

PIMS has advised the Fund that it received $65,010 in front-end sales charges resulting from sales of Class A shares, for the six months ended February 28, 2011. From these fees, PIMS paid a substantial portion of such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2011, it received $37,721 and $3,432 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2011, aggregated $56,988,750 and $98,260,729, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$774,514,278	$22,429,890	$(32,574,600)	$(10,144,710)

The differences between book and tax basis are primarily attributable to differences in the treatment of accreting market discount for book and tax purposes as of the most recent fiscal year end.

Prudential National Muni Fund, Inc.	43

Notes to Financial Statements

(Unaudited) continued

As of August 31, 2010, the Fund had a capital loss carryforward for tax purposes of approximately $3,588,000 of which $225,000 expires in 2016, $35,000 expires in 2017 and $3,328,000 expires in 2018. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date. The Fund elected to treat post-October capital losses of approximately $2,241,000 as having been incurred in the fiscal year ending August 31, 2011.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses incurred will be required to be utilized prior to the utilization of losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforward may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, if they sell these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are subject to a CDSC of 1% within 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A to Class Z shares of the Fund.

44	Visit our website at www.prudentialfunds.com

A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

During the year ended August 31, 2010, the Fund received $8,876 related to settlement of regulatory proceedings involving allegations of improper trading in Fund shares. The amounts relating to a former affiliate and to an unaffiliated-third party were $5,607 and $3,269, respectively. The total amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

There are 1 billion shares of common stock, $.01 par value per share, authorized and divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2011:
Shares sold	601,554	$8,710,492
Shares issued in reinvestment of dividends	876,572	12,633,820
Shares reacquired	(4,334,025)	(62,060,998)

Net increase (decrease) in shares outstanding before conversion	(2,855,899)	(40,716,686)
Shares issued upon conversion from Class B	207,823	3,049,537
Shares reacquired upon conversion into Class Z	(74,002)	(1,057,499)

Net increase (decrease) in shares outstanding	(2,722,078)	$(38,724,648)

Year ended August 31, 2010:
Shares sold	1,845,214	$27,141,383
Shares issued in reinvestment of dividends	1,688,194	24,827,905
Shares reacquired	(4,718,726)	(69,292,671)

Net increase (decrease) in shares outstanding before conversion	(1,185,318)	(17,323,383)
Shares issued upon conversion from Class B	534,405	7,839,631

Net increase (decrease) in shares outstanding	(650,913)	$(9,483,752)

Class B
Six months ended February 28, 2011:
Shares sold	209,698	$3,066,319
Shares issued in reinvestment of dividends	35,998	520,246
Shares reacquired	(200,230)	(2,864,328)

Net increase (decrease) in shares outstanding before conversion	45,466	722,237
Shares reacquired upon conversion into Class A	(207,193)	(3,049,537)

Net increase (decrease) in shares outstanding	(161,727)	$(2,327,300)

Prudential National Muni Fund, Inc.	45

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Year ended August 31, 2010:
Shares sold	712,740	$10,486,112
Shares issued in reinvestment of dividends	75,032	1,106,396
Shares reacquired	(731,674)	(10,764,881)

Net increase (decrease) in shares outstanding before conversion	56,098	827,627
Shares reacquired upon conversion into Class A	(532,573)	(7,839,631)

Net increase (decrease) in shares outstanding	(476,475)	$(7,012,004)

Class C
Six months ended February 28, 2011:
Shares sold	180,114	$2,620,834
Shares issued in reinvestment of dividends	23,187	335,473
Shares reacquired	(362,018)	(5,220,225)

Net increase (decrease) in shares outstanding	(158,717)	$(2,263,918)

Year ended August 31, 2010:
Shares sold	434,272	$6,394,284
Shares issued in reinvestment of dividends	41,070	605,725
Shares reacquired	(226,274)	(3,334,877)

Net increase (decrease) in shares outstanding	249,068	$3,665,132

Class Z
Six months ended February 28, 2011:
Shares sold	154,566	$2,250,945
Shares issued in reinvestment of dividends	15,746	226,627
Shares reacquired	(315,110)	(4,476,660)

Net increase (decrease) in shares outstanding before conversion	(144,798)	(1,999,088)
Shares issued upon conversion from Class A	74,054	1,057,499

Net increase (decrease) in shares outstanding	(70,744)	$(941,589)

Year ended August 31, 2010:
Shares sold	363,351	$5,327,454
Shares issued in reinvestment of dividends	27,624	406,263
Shares reacquired	(381,500)	(5,565,634)

Net increase (decrease) in shares outstanding	9,475	$168,083

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

46	Visit our website at www.prudentialfunds.com

capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2011.

Prudential National Muni Fund, Inc.	47

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,					Eight-Month Period Ended August 31,		Year Ended December 31,
	2011		2010		2009		2008	2007(a)		2006	2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.04		$14.42		$14.41		$14.64	$15.12		$15.09	$15.32
Income (loss) from investment operations:
Net investment income	.30		.60		.60		.60	.40		.59	.60
Net realized and unrealized gain (loss) on investments and financial futures transactions	(.94)		.62		.01		(.21)	(.47)		.10	(.15)
Total from investment operations	(.64)		1.22		.61		.39	(.07)		.69	.45
Less Dividends and Distributions:
Dividends from net investment income	(.30)		(.60)		(.60)		(.60)	(.40)		(.59)	(.60)
Distributions from net realized gains	-		-		-		(.02)	(.01)		(.07)	(.08)
Total dividends and distributions	(.30)		(.60)		(.60)		(.62)	(.41)		(.66)	(.68)
Capital Contributions:	-		-	(b)	-		-	-		-	-
Net asset value, end of period	$14.10		$15.04		$14.42		$14.41	$14.64		$15.12	$15.09
Total Return(c):	(4.28)%		8.65%		4.46%		2.66%	(.47)%		4.68%	3.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$709,327		$797,627		$774,235		$643,186	$693,818		$769,525	$472,491
Average net assets (000)	$751,856		$783,622		$658,247		$670,723	$730,108		$466,577	$492,151
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	.83%	(f)	.82%		.84%	(e)	.91% (e)	.96%	(e)(f)	.97% (e)	.87%
Expenses, excluding distribution and service (12b-1) fees	.58%	(f)	.57%		.59%	(e)	.66% (e)	.71%	(e)(f)	.72% (e)	.62%
Net investment income	4.19%	(f)	4.11%		4.38%		4.13%	4.02%	(f)	3.96%	3.93%
For Class A, B, C and Z shares:
Portfolio turnover rate	7%	(g)(h)	30%	(h)	37%	(h)	42%	24%	(g)	45%	39%

(a) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(b) Less than $.005

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .82%, .83%, .83% and .87% and the expense ratio excluding 12b-1 and interest expense and fees is .57%, .58%, .58% and .62% for the year ended August 31, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.

(f) Annualized.

(g) Not annualized.

(h) The portfolio turnover rate including variable rate demand notes was 16% for the six months ended February 28, 2011, 50% for the year ended August 31, 2010 and 61% for the year ended August 31, 2009.

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Class B Shares
	Six Months Ended February 28,	Year Ended August 31,				Eight-Month Period Ended August 31,		Year Ended December 31,
	2011	2010	2009		2008	2007(a)		2006	2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.08	$14.46	$14.45		$14.68	$15.16		$15.13	$15.36
Income (loss) from investment operations:
Net investment income	.28	.57	.57		.57	.38		.55	.56
Net realized and unrealized gain (loss) on investments and financial futures transactions	(.94)	.62	–	(b)	(.22)	(.48)		.10	(.15)
Total from investment operations	(.66)	1.19	.57		.35	(.10)		.65	.41
Less Dividends and Distributions:
Dividends from net investment income	(.28)	(.57)	(.56)		(.56)	(.37)		(.55)	(.56)
Distributions from net realized gains	-	-	-		(.02)	(.01)		(.07)	(.08)
Total dividends and distributions	(.28)	(.57)	(.56)		(.58)	(.38)		(.62)	(.64)
Capital Contributions:	-	- (b)	-		-	-		-
Net asset value, end of period	$14.14	$15.08	$14.46		$14.45	$14.68		$15.16	$15.13
Total Return(c):	(4.38)%	8.37%	4.20%		2.41%	(.62)%		4.42%	2.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,491	$33,899	$39,395		$34,787	$46,405		$53,763	$27,013
Average net assets (000)	$31,328	$35,348	$32,332		$40,259	$50,297		$25,361	$32,345
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.08% (e)	1.07%	1.09%	(d)	1.16% (d)	1.21%	(d)(e)	1.22% (d)	1.12%
Expenses, excluding distribution and service (12b-1) fees	.58% (e)	.57%	.59%	(d)	.66% (d)	.71%	(d)(e)	.72% (d)	.62%
Net investment income	3.94% (e)	3.86%	4.12%		3.87%	3.77%	(e)	3.72%	3.67%

(a) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(b) Less than $.005.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.07%, 1.08%, 1.08% and 1.12% and the expense ratio excluding 12b-1 and interest expense and fees is .57%, .58%, .58% and .62% for the year ended August 31, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.

(e) Annualized.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	49

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 28,	Year Ended August 31,				Eight-Month Period Ended August 31,		Year Ended December 31,
	2011	2010	2009		2008	2007(a)		2006	2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.08	$14.46	$14.44		$14.68	$15.16		$15.13	$15.36
Income (loss) from investment operations:
Net investment income	.26	.53	.53		.53	.35		.52	.52
Net realized and unrealized gain (loss) on investments and financial futures transactions	(.94)	.62	.02		(.22)	(.47)		.10	(.15)
Total from investment operations	(.68)	1 .15	.55		.31	(.12)		.62	.37
Less Dividends and Distributions:
Dividends from net investment income	(.26)	(.53)	(.53)		(.53)	(.35)		(.52)	(.52)
Distributions from net realized gains	-	-	-		(.02)	(.01)		(.07)	(.08)
Total dividends and distributions	(.26)	(.53)	(. 53)		(.55)	(.36)		(.59)	(.60)
Capital Contributions:	-	- (b)	-		-	-		-	-
Net asset value, end of period	$14.14	$15.08	$14.46		$14.44	$14.68		$15.16	$15.13
Total Return(c):	(4.54)%	8.11%	4.02%		2.08%	(.74)%		4.16%	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,314	$25,131	$20,495		$10,912	$11,244		$12,255	$3,482
Average net assets (000)	$23,379	$22,839	$13,974		$11,228	$11,867		$ 3,884	$3,822
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.41% (f)	1 .32%	1.34%	(e)	1.41% (e)	1.46%	(e)(f)	1.47% (e)	1.37%
Expenses, excluding distribution and service (12b-1) fees	.58% (f)	.57%	.59%	(e)	.66% (e)	.71%	(e)(f)	.72% (e)	.62%
Net investment income	3.61% (f)	3.61%	3.88%		3.63%	3.52%	(f)	3.49%	3.42%

(a) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(b) Less than $.005.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through December 31, 2010.

(e) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.32%, 1.33%, 1.33% and 1.37% and the expense ratio excluding 12b-1 and interest expense and fees is .57%, .58%, .58% and .62% for the year ended August 31, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.

(f) Annualized.

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended February 28,	Year Ended August 31,				Eight-Month Period Ended August 31,		Year Ended December 31,
	2011	2010	2009		2008	2007(a)		2006	2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.03	$14.41	$14.40		$14.63	$15.11		$15.08	$15.31
Income (loss) from investment operations:
Net investment income	.32	.64	.63		.64	.43		.63	.64
Net realized and unrealized gain (loss) on investments and financial futures transactions	(.94)	.62	.01		(.22)	(.48)		.10	(.15)
Total from investment operations	(.62)	1.26	.64		.42	(.05)		.73	.49
Less Dividends and Distributions:
Dividends from net investment income	(.32)	(.64)	(.63)		(.63)	(.42)		(.63)	(.64)
Distributions from net realized gains	-	-	-		(.02)	(.01)		(.07)	(.08)
Total dividends and distributions	(.32)	(.64)	(.63)		(.65)	(.43)		(.70)	(.72)
Capital Contributions:	-	- (b)	-		-	-		-	-
Net asset value, end of period	$14.09	$15.03	$14.41		$14.40	$14.63		$15.11	$15.08
Total Return(c)	(4.17)%	8.93%	4.74%		2.91%	(.30)%		4.94%	3.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,861	$13,717	$13,016		$4,540	$4,742		$5,450	$3,166
Average net assets (000)	$13,292	$12,616	$7,357		$4,506	$5,089		$3,139	$3,785
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.58% (e)	.57%	.59%	(d)	.66% (d)	.71%	(d)(e)	.72% (d)	.62%
Expenses, excluding distribution and service (12b-1) fees	.58% (e)	.57%	.59%	(d)	.66% (d)	.71%	(d)(e)	.72% (d)	.62%
Net investment income	4.44% (e)	4.36%	4.62%		4.38%	4.27%	(e)	4.13%	4.17%

(a) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(b) Less than $.005.

(c) Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .57%, .58%, .58% and .62% and the expense ratio excluding 12b-1 and interest expense and fees is .57%, .58%, .58% and .62% for the year ended August 31, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.

(e) Annualized.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	51

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential National Muni Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential National Muni Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PRNMX	PBHMX	PNMCX	DNMZX
CUSIP	74441U105	74441U204	74441U303	74441U402

MF104E2    0199409-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	April 19, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 19, 2011